Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON TRUST
Franklin OnChain U.S. Government Money Fund -01 | Franklin OnChain U.S. Government Money Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide investors with as high a level of current income as is consistent with the preservation of shareholders’ capital and liquidity. The Fund also tries to maintain a stable $1.00 share price.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. Government securities include those issued by government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Banks and Federal Farm Credit Banks, whose securities are neither issued nor guaranteed by the U.S. Government. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% policy. The Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. Please note, however, that the board of trustees reserves the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. The Fund invests in: U.S. government securities which may include fixed, floating and variable rate securities. Repurchase agreements which are agreements by the Fund to buy Government securities and then to sell the securities back on an agreed upon date (generally, less than seven days) at a higher price, which reflects prevailing short-term interest rates. Portfolio maturity and quality The Fund only buys securities that the investment manager determines present minimal credit risks. The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less, maintains a dollar-weighted average life for its portfolio of 120 calendar days or less, and only buys securities that mature or are deemed to mature in 397 calendar days or less. Use of Blockchain A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and permanent way using cryptography. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions. Although the Fund’s transfer agent will maintain the official record of share ownership in book-entry form, the ownership of the Fund’s shares will also be recorded on the Stellar network’s blockchain. The use of blockchain technology is untested for mutual funds. In the event of a conflict between the blockchain record and the record held by the transfer agent, the transfer agent’s record will be determinative. The secondary recording of Fund shares on the blockchain will not affect the Fund’s investments. The Fund intends to be a Government money market fund. Accordingly, the Fund will invest, consistent with Rule 2a-7 under the 1940 Act, at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies). Complex information technology and communications systems, such as blockchain networks, are subject to a number of different threats or risks that could adversely affect the Fund. If such an event occurs, the Fund may incur substantial costs. In addition, market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations. The Fund may never achieve market acceptance and may not be able to attract sizable assets or achieve scale. The Fund’s investment manager expects that the secondary recording of Fund shares on the blockchain will initially have minimal impact, if any, on Fund shareholders. For more information regarding the Fund’s use of blockchain technology, see “Use of Blockchain” beginning on page 6 of this prospectus. More detailed information about blockchain technology and the Stellar network, including the regulatory, operational and technological risks associated with distributed ledger technology and the Stellar network, as well as detailed information about the Fund and its policies and risks, can be found in the Fund’s Statement of Additional Information (SAI).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. In general, securities with longer maturities or durations are more sensitive to these interest rate changes. The Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. Credit U.S. government investments generally have the least credit risk but are not completely free of credit risk. The Fund may incur losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities. Income Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk. U.S. Government Securities Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Government agency or instrumentality issues have different levels of credit support. U.S. government-sponsored entities ("GSEs"), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae, Freddie Mac and certain other GSEs, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions. Repurchase Agreements A repurchase agreement exposes the Fund to the risk that the party that sells the securities to the Fund may default on its obligation to repurchase them. Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance. LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. It is currently anticipated that LIBOR will be discontinued by the end of 2021 and will cease to be published after that time (although there are initiatives to delay the discontinuation beyond 2021 for certain LIBOR rates). The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had. Management The Fund is subject to management risk because it is exposed to an actively managed investment portfolio. The investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information by accessing the information through the App (as defined below in "Purchase and Sale of Fund Shares") or at franklintempleton.com/FOCGX.
Franklin OnChain U.S. Government Money Fund -01 | Franklin OnChain U.S. Government Money Fund | Franklin OnChain U.S. Government Money Fund null
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.36%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.51%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.31%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.20%
1 year	rr_ExpenseExampleYear01	$ 20
3 years	rr_ExpenseExampleYear03	$ 767

[1]	1. “Other expenses” are based on estimated amounts for the current fiscal year.
[2]

2. The investment manager has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganization and liquidation) for the Fund do not exceed 0.20% until July 31, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund's fees and expenses (which would result in lower fees for shareholders).